ADDITIONAL INFORMATION ON COST OF SALES AND OPERATING EXPENSES BY NATURE (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Additional Information On Cost Of Sales And Operating Expenses By Nature
Cost of sales	R$ 3,552.5	R$ 3,413.3	R$ 3,326.6
Amortization of intangible assets cost of sales	13.2	16.4	16.4
Distribution expenses	1,098.3	893.5	654.1
Amortization of intangible assets distribution expenses
Commercial expenses	613.7	660.7	700.3
Amortization of intangible assets commercial expenses	148.6	113.2	84.3
Administrative expenses	464.1	474.4	331.4
Amortization of intangible assets administrative expenses	524.8	372.6	304.2
Total expenses	5,728.6	5,441.9	5,012.4
Total amortisation expenses	686.6	502.2	404.9
Payroll and related benefits	2,629.6	2,510.4	2,247.9
Total payroll and related benefits	6,195.3	5,940.1	5,591.0
Remaining amount of cost of sales	R$ 33,096.3	R$ 34,482.0	R$ 30,068.7